Plant and Equipment, Net	12 Months Ended
Mar. 31, 2026
Plant and Equipment, Net [Abstract]
Plant and equipment, net

4. Plant and equipment, net

	Computer and equipment	Motor vehicle	Total
	US$	US$	US$

Cost
As of April 1, 2024	13,620	—	13,620
Additions	—	47,309	47,309
Exchange realignment	69	—	69
As of March 31, 2025	13,689	47,309	60,998
Exchange realignment	(93)	—	(93)
As of March 31, 2026	13,596	47,309	60,905

Accumulated depreciation
As of April 1, 2024	7,723	—	7,723
Depreciation for the year	3,094	—	3,094
Exchange realignment	46	—	46
As of March 31, 2025	10,863	—	10,863
Depreciation for the year	1,460	9,462	10,922
Exchange realignment	(81)	—	(81)
As of March 31, 2026	12,242	9,462	21,704

Net carrying amount
As of March 31, 2026	1,354	37,847	39,201
As of March 31, 2025	2,826	47,309	50,135